CTIVP® – Victory Sycamore Established Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Automobile Components 2.8%
Aptiv PLC(a)	65,800	5,240,970
BorgWarner, Inc.	228,000	7,920,720
Total		13,161,690
Broadline Retail 1.3%
eBay, Inc.	113,500	5,990,530
Hotels, Restaurants & Leisure 3.9%
Darden Restaurants, Inc.	49,800	8,324,070
Hilton Worldwide Holdings, Inc.	16,600	3,540,946
Yum! Brands, Inc.	49,800	6,904,770
Total		18,769,786
Specialty Retail 1.9%
Dick’s Sporting Goods, Inc.	16,100	3,620,246
Ross Stores, Inc.	38,600	5,664,936
Total		9,285,182
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	24,400	4,581,344
Total Consumer Discretionary		51,788,532
Consumer Staples 5.2%
Consumer Staples Distribution & Retail 5.2%
BJ’s Wholesale Club Holdings, Inc.(a)	103,000	7,791,950
Target Corp.	49,900	8,842,779
U.S. Foods Holding Corp.(a)	148,500	8,014,545
Total		24,649,274
Total Consumer Staples		24,649,274
Energy 4.9%
Energy Equipment & Services 1.6%
Baker Hughes Co.	233,000	7,805,500
Oil, Gas & Consumable Fuels 3.3%
Coterra Energy, Inc.	300,100	8,366,788
Devon Energy Corp.	147,000	7,376,460
Total		15,743,248
Total Energy		23,548,748
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.0%
Banks 2.1%
Huntington Bancshares, Inc.	275,500	3,843,225
Prosperity Bancshares, Inc.	91,500	6,018,870
Total		9,862,095
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	123,000	7,087,260
T. Rowe Price Group, Inc.	51,200	6,242,304
Total		13,329,564
Financial Services 1.5%
Global Payments, Inc.	54,600	7,297,836
Insurance 9.6%
American Financial Group, Inc.	66,500	9,075,920
Fidelity National Financial, Inc.	114,000	6,053,400
Hartford Financial Services Group, Inc. (The)	88,800	9,150,840
Old Republic International Corp.	203,500	6,251,520
Willis Towers Watson PLC	32,500	8,937,500
WR Berkley Corp.	74,300	6,571,092
Total		46,040,272
Total Financials		76,529,767
Health Care 8.5%
Health Care Equipment & Supplies 4.3%
Cooper Cos, Inc. (The)	60,000	6,087,600
Hologic, Inc.(a)	95,900	7,476,364
Zimmer Biomet Holdings, Inc.	52,900	6,981,742
Total		20,545,706
Health Care Providers & Services 1.8%
Quest Diagnostics, Inc.	65,500	8,718,705
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	37,100	5,398,421
ICON PLC(a)	17,200	5,778,340
Total		11,176,761
Total Health Care		40,441,172
Industrials 22.9%
Aerospace & Defense 1.9%
Textron, Inc.	96,400	9,247,652

CTIVP® – Victory Sycamore Established Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.9%
Carrier Global Corp.	71,200	4,138,856
Commercial Services & Supplies 0.8%
Republic Services, Inc.	21,100	4,039,384
Electrical Equipment 1.5%
Hubbell, Inc.	7,400	3,071,370
Regal Rexnord Corp.	21,900	3,944,190
Total		7,015,560
Ground Transportation 4.0%
JB Hunt Transport Services, Inc.	39,700	7,910,225
Knight-Swift Transportation Holdings, Inc.	111,000	6,107,220
Landstar System, Inc.	26,400	5,088,864
Total		19,106,309
Machinery 5.8%
AGCO Corp.	57,400	7,061,348
Lincoln Electric Holdings, Inc.	11,900	3,039,736
Middleby Corp. (The)(a)	47,900	7,701,841
Toro Co. (The)	64,100	5,873,483
Xylem, Inc.	31,100	4,019,364
Total		27,695,772
Passenger Airlines 0.9%
Alaska Air Group, Inc.(a)	99,200	4,264,608
Professional Services 7.1%
FTI Consulting, Inc.(a)	37,100	7,801,759
Genpact Ltd.	159,900	5,268,705
Leidos Holdings, Inc.	60,200	7,891,618
ManpowerGroup, Inc.	62,300	4,836,972
MAXIMUS, Inc.	52,800	4,429,920
TransUnion	47,800	3,814,440
Total		34,043,414
Total Industrials		109,551,555
Information Technology 8.2%
Communications Equipment 1.0%
Motorola Solutions, Inc.	13,500	4,792,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp., Class A	34,900	4,025,715
Flex Ltd.(a)	235,500	6,737,655
Zebra Technologies Corp., Class A(a)	16,500	4,973,760
Total		15,737,130
Semiconductors & Semiconductor Equipment 3.3%
MKS Instruments, Inc.	62,900	8,365,700
Skyworks Solutions, Inc.	68,500	7,419,920
Total		15,785,620
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp.(a)	44,600	3,043,504
Total Information Technology		39,358,484
Materials 10.7%
Chemicals 4.1%
Axalta Coating Systems Ltd.(a)	167,000	5,743,130
RPM International, Inc.	52,800	6,280,560
Westlake Corp.	50,100	7,655,280
Total		19,678,970
Containers & Packaging 5.2%
AptarGroup, Inc.	28,996	4,172,234
Avery Dennison Corp.	21,200	4,732,900
Crown Holdings, Inc.	92,000	7,291,920
Packaging Corp. of America	44,700	8,483,166
Total		24,680,220
Metals & Mining 1.4%
Franco-Nevada Corp.	55,000	6,553,800
Total Materials		50,912,990
Real Estate 7.7%
Office REITs 1.7%
Alexandria Real Estate Equities, Inc.	62,000	7,992,420
Residential REITs 2.3%
Camden Property Trust	67,600	6,651,840
Equity LifeStyle Properties, Inc.	64,700	4,166,680
Total		10,818,520
Retail REITs 2.0%
NNN REIT, Inc.	220,500	9,424,170
CTIVP® – Victory Sycamore Established Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.7%
Lamar Advertising Co., Class A	69,900	8,346,759
Total Real Estate		36,581,869
Utilities 3.2%
Electric Utilities 3.2%
Alliant Energy Corp.	168,900	8,512,560
Xcel Energy, Inc.	128,100	6,885,375
Total		15,397,935
Total Utilities		15,397,935
Total Common Stocks (Cost $384,254,404)		468,760,326

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	9,824,566	9,822,601
Total Money Market Funds (Cost $9,822,336)		9,822,601
Total Investments in Securities (Cost: $394,076,740)		478,582,927
Other Assets & Liabilities, Net		(1,184,207)
Net Assets		477,398,720
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	4,819,781	28,522,387	(23,519,447)	(120)	9,822,601	147	79,472	9,824,566
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Victory Sycamore Established Value Fund  | First Quarter Report 2024

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